Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
Schedule of financial assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2014
(in thousands)	Total	Level 1	Level 2	Level 3
Money market funds	$18,876	$18,876	$—	$—
Warrant Liability	$197	$—	$—	$197

	As of December 31, 2015
(in thousands)	Total	Level 1	Level 2	Level 3
Money market funds	$3,938	$3,938	$—	$—

Schedule of assumptions used to determine fair value of warrant liability

	Issuance Date	As of December 31, 2014	Immediately prior to the Acquisition
Expected term of warrants	10 years	9.59 years	8.65 years
Expected volatility rate	58.01%	56%	53.94%
Risk-free rate	2.44%	2.42%	2.23%
Expensed dividend yield	0.00%	0.00%	0.00%

Schedule of changes in the fair value of Level 3 warrant liability measured at fair value on a recurring basis

Description	Balance at December 31, 2013	Established in 2014	Change in fair value during 2014	Balance at December 31, 2014
(in thousands)
Warrant liability	$—	$205	$(8)	$197

Description	Balance at December 31, 2014	Established in 2015	Change in fair value during 2015	Reclassification of warrant liability to stockholders' equity	Balance at December 31, 2015
(in thousands)
Warrant liability	$197	$—	$(46)	$(151)	$—